Revenue, Contract Assets, Contract Liabilities and Remaining Performance Obligations - Schedule of Disaggregation of Revenue by Geography (Parenthetical) (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
United Kingdom [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	11.00%
Netherlands [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	31.00%	41.00%	37.00%	48.00%
U.S. [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	31.00%	37.00%
Australia [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	12.00%